Consolidated Statements of Equity (USD $) In Millions		Total	Retained Earnings	Accumulated Other Comprehensive Income	Common Stock Issued Amount	Treasury Stock Amount	Synthes, Inc [Member]	Synthes, Inc [Member] Retained Earnings	Synthes, Inc [Member] Treasury Stock Amount
Beginning Balance at Jan. 01, 2012		$ 57,080	$ 81,251	$ (5,632)	$ 3,120	$ (21,659)
Net earnings attributable to Johnson & Johnson		10,853	10,853
Cash dividends paid		(6,614)	(6,614)
Employee compensation and stock option plans		3,269	19			3,250
Issuance of common stock associated with the acquisition of Synthes, Inc.							13,335	483	12,852
Repurchase of common stock	[1]	(12,919)				(12,919)
Payments for Repurchase of Common Stock		12,919
Other comprehensive income (loss), net of tax		(178)		(178)
Ending Balance at Dec. 30, 2012		64,826	85,992	(5,810)	3,120	(18,476)
Net earnings attributable to Johnson & Johnson		13,831	13,831
Cash dividends paid		(7,286)	(7,286)
Employee compensation and stock option plans		3,285	(82)			3,367
Issuance of common stock associated with the acquisition of Synthes, Inc.							0
Repurchase of common stock		(3,538)	(2,947)			(591)
Payments for Repurchase of Common Stock		3,538
Other		(15)	(15)
Other comprehensive income (loss), net of tax		2,950		2,950
Ending Balance at Dec. 29, 2013		74,053	89,493	(2,860)	3,120	(15,700)
Net earnings attributable to Johnson & Johnson		16,323	16,323
Cash dividends paid		(7,768)	(7,768)
Employee compensation and stock option plans		2,164	(769)			2,933
Issuance of common stock associated with the acquisition of Synthes, Inc.							0
Repurchase of common stock		(7,124)				(7,124)
Payments for Repurchase of Common Stock		7,124
Other		(34)	(34)
Other comprehensive income (loss), net of tax		(7,862)		(7,862)
Ending Balance at Dec. 28, 2014		$ 69,752	$ 97,245	$ (10,722)	$ 3,120	$ (19,891)

[1]	Includes repurchase of common stock associated with the acquisition of Synthes, Inc.